SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Assets	Years
Leasehold improvements	Lesser of lease term or useful life
Machinery and equipment	7-10
Furniture and fixtures	5
Computer and software	3
Buildings	20
Building Fixtures	7